Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Summary of Transactions With Related Parties
Transactions with related parties during the year and balances outstanding at the year-end:

										Group
	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties

	2020	2019	2018	2020	2019	2018	2020	2019	2020	2019
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Ultimate parent	(119)	(130)	(72)	105	266	217	1,557	1,560	(2,151)	(2,143)
Immediate parent	(7)	(7)	(3)	316	317	275	8	8	(10,121)	(10,012)
Fellow subsidiaries	(58)	(66)	(86)	157	173	178	223	204	(559)	(544)
Associates & joint ventures	(29)	(29)	(28)	—	—	—	2,234	2,194	(1,034)	(930)
	(213)	(232)	(189)	578	756	670	4,022	3,966	(13,865)	(13,629)